UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:                     811-23017

BlueArc Multi-Strategy Fund

(Exact name of registrant as specified in charter)

17605 Wright St, Ste 2, Omaha, NE	68130

(Address of principal executive offices)	(Zip code)

Gemini Fund Services, LLC 80 Arkay Drive, Ste 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant’s telephone number, including area code: 631-470-2619

Date of fiscal year end: April 30

Date of reporting period: October 31, 2015

Item 1. Reports to Stockholders.

BlueArc Multi-Strategy Fund

Financial Statements

For the Six Months Ended October 31, 2015

BLUEARC MULTI-STRATEGY FUND
Financial Statements
For the Six Months Ended October 31, 2015

BlueArc Multi-Strategy Fund
Schedule of Portfolio Investments (Unaudited)
October 31, 2015

				Unrealized			First	Dollar Amount
				Gain / (Loss)	Initial		Available	of Fair Value for
			% of Net	from	Acquisition		Redemption	First Available
Investment Fund	Cost	Fair Value	Assets	Investments	Date	Liquidity (a)	(b)	Redemption (b)
MULTI-STRATEGY - 98.9%
Alphadyne International Partners, L.P. (c)	$5,148,644	$5,527,770	6.9%	$379,126	2/1/2014	Monthly	12/31/2015	$5,527,770
Atlas Enhanced Fund, L.P. (c)	7,000,000	6,913,237	8.6%	(86,763)	7/1/2015	Monthly	12/31/2015	6,913,237
Graham Absolute Return Trading Ltd. (c)	10,515,367	10,300,727	12.8%	(214,640)	2/1/2014	Quarterly	12/31/2015	10,300,727
Millennium USA, L.P. (c)	20,100,934	21,867,333	27.1%	1,766,399	1/1/2015	Quarterly	3/31/2015	5,466,833
MKP Opportunity Partners, L.P. (c)	6,158,976	6,253,192	7.8%	94,216	2/1/2014	Monthly	12/31/2015	6,253,192
Perry Partners, L.P. (c)	6,041,984	5,350,009	6.6%	(691,975)	4/1/2014	Quarterly	3/31/2015	1,337,502
Seminole Capital Partners (c)	8,079,927	7,476,754	9.3%	(603,173)	4/1/2014	Quarterly	12/31/2015	7,476,754
York Credit Opportunities Fund, L.P. (e)	16,330,708	15,958,854	19.8%	(371,854)	10/1/2011	Annually	12/31/2015	586,223
TOTAL MULTI-STRATEGY	$79,376,540	$79,647,876	98.9%	$271,336

SHORT TERM INVESTMENTS - 7.9%
Short-Term Investments Trust - Liquid
Assets Portfolio - Private Class, 0.01% (d)	$6,358,997	$6,358,997	7.9%
TOTAL SHORT TERM INVESTMENTS	$6,358,997	$6,358,997	7.9%

TOTAL INVESTMENTS - 106.8% (Cost - $85,735,537) (f)		$86,006,873
LIABILITIES IN EXCESS OF OTHER ASSETS - (6.8) %		(5,448,320)
NET ASSETS - 100.0%		$80,558,553

(a)	Available frequency of redemptions after the initial lock up period, if any. Different tranches may have varying liquidity terms.

(b)	Investment Funds are available to be redeemed with no restrictions, as of the measurement date.

(c)	Investment Funds categorized as Level 2 investments.

(d)	Money market fund; interest rate reflects seven-day effective yield on October 31, 2015.

(e)	Investment Fund categorized as Level 3 investment.

(f)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $85,735,538 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$2,239,741
Unrealized Depreciation:	(1,968,405)
Net Unrealized Appreciation:	$271,336

Complete information about the Investment Funds’ underlying investments is not readily available.

Portfolio Composition as of October 31, 2015 (Unaudited)

Percent of Net Assets

Multi-Strategy Investment Funds	98.9%
Short Term Investments	7.9%
Liabilities in excess of Other Assets	(6.80)%
Net Assets	100.0%

See accompanying notes to the financial statements.

BlueArc Multi-Strategy Fund
Statement of Assets and Liabilities (Unaudited)
October 31, 2015

Assets
Investments in Investment Funds, at fair value (cost $79,376,540)	$79,647,876
Short-term investments (cost $6,358,997)	6,358,997
Cash	1,178,000
Receivable for investments sold	205,843
Prepaid expenses and other assets	48,390
Total Assets	87,439,106

Liabilities
Payable for shares redeemed	5,490,337
Subscriptions received in advance	1,178,000
Management fee payable	212,216
Total Liabilities	6,880,553
Net Assets	$80,558,553

Composition of net assets
Paid in capital	$81,701,751
Accumulated net investment loss	(1,414,534)
Accumulated net unrealized appreciation from investments in Investment Funds	271,336
Net assets at end of period	$80,558,553

Shares of beneficial interests outstanding	8,152,861

Net asset value per share	$9.88

See accompanying notes to the financial statements.

BlueArc Multi-Strategy Fund
Statement of Operations (Unaudited)

For the Six Months
Ended October 31,
2015
Investment Income
Interest	$76

Expenses
Management fees	634,829
Professional and administrator fees	180,488
Trustees’ fees	15,001
Printing and postage expenses	4,671
Other expenses	56,984
Total Expenses	891,973

Net Investment Loss	(891,897)

Net change in unrealized appreciation on investments in Investment Funds	(1,227,708)

Net decrease in net assets resulting from operations	$(2,119,605)

See accompanying notes to the financial statements.

BlueArc Multi-Strategy Fund
Statements of Changes in Net Assets

	For the Six Months	For the Period
	Ended	Ended April 30,
	October 31, 2015	2015 *
	(Unaudited)
Net assets at beginning of period	$81,311,178	$—
Increase (decrease) in net assets resulting from operations
Net investment loss	(891,897)	(522,637)
Net change in unrealized appreciation on investments in Investment Funds	(1,227,708)	1,499,044
Net increase (decrease) in net assets resulting from operations	(2,119,605)	976,407

Increase in net assets resulting from capital transactions
Proceeds from shares issued	6,032,317	80,334,771	**
Cost of shares redeemed	(4,665,337)	—
Net increase in net assets from capital transactions	1,366,980	80,334,771

Total net increase (decrease) in net assets	(752,625)	81,311,178
Net assets at end of period	$80,558,553	$81,311,178
Accumulated net investment loss	$(1,414,534)	$(522,637)

Share Activity
Shares Sold	597,423	8,026,209	**
Shares Redeemed	(470,771)	—
Net increase in shares outstanding	126,652	8,026,209

*	The Fund commenced operations on January 2, 2015.

**	Includes $76,594,771 and 7,659,477 shares of paid-in capital received from an in-kind transfer from several other investment funds.

See accompanying notes to the financial statements.

BlueArc Multi-Strategy Fund
Statement of Cash Flows (Unaudited)

For the Six Months
Ended October 31,
2015
Cash flows from operating activities
Net decrease in net assets resulting from operations	$(2,119,605)
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Purchases of investments in Investment Funds	(8,550,000)
Proceeds from dispositions of investments in Investment Funds	8,468,499
Purchases of short term investments	(3,584,944)
Net change in unrealized appreciation on investments in Investment Funds	1,227,708

(Increase) decrease in assets:
Prepaid expenses and other assets	36,940
(Decrease) in liabilities:
Subscriptions received in advance	(678,000)
Payable for shares redeemed
Management fees payable	(78,289)
Accounts payable and other accrued expenses	(73,321)
Net cash used in operating activities	(5,556,855)

Cash flows from financing activities:
Proceeds from shares issued, including subscriptions received in advance	5,354,317
Payment of shares redeemed, net of payable for shares redeemed	825,000
Net cash provided by financing activities	6,179,317

Net increase in cash	622,462
Cash at beginning of period	555,538
Cash at end of period	$1,178,000

See accompanying notes to the financial statements.

BlueArc Multi-Strategy Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For the Six
	Months Ended
	October 31,		For the Period Ended
	2015		April 30, 2015 *
Per Share operating performance:	(Unaudited)
Net asset value, beginning of period	$10.13		$10.00
Activity from investment operations (1):
Net investment loss	(0.11)		(0.07)
Net realized and unrealized gain (loss) on investments	(0.14)		0.20
Total from investment operations	(0.25)		0.13

Net asset value, end of period	$9.88		$10.13

Net assets, end of period in (000s)	$80,559		$81,311

Ratios/Supplemental Data:
Ratio of total expenses to average net assets (2)	2.11	% (3)	2.08	% (3)
Ratio of net investment loss to average net assets (2)	(2.11	)% (3)	(2.08	)% (3)

Portfolio Turnover Rate	10	% (4)	0	% (4)

Total return (5)	(2.47	)% (4)	1.30	% (4)

*	BlueArc Multi-Strategy Fund commenced operations on January 2, 2015.

(1)	Per share amounts calculated using the average share outstanding during the period, which management believes more appropriately presents the per share data for the period.

(2)	Does not include the expenses of the underlying funds in which the Fund invests.

(3)	Annualized for periods less than one full year.

(4)	Not annualized.

(5)	Total returns shown assumes reinvestment of all distributions, if any.

See accompanying notes to the financial statements.

BlueArc Multi-Strategy Fund
Notes to the Financial Statements (Unaudited)
October 31, 2015

1.	Organization

BlueArc Multi-Strategy Fund (the “Fund”) was organized in the State of Delaware on August 14, 2014 as a non-diversified, closed-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund commenced operations on January 2, 2015 with a contribution of investments from several other investment funds.

The Fund’s investment objective is long-term capital appreciation. The Fund seeks to achieve its investment objective by primarily investing its assets in private alternative investment funds (“Investment Funds”), which the co-advisers believe are attractive.

The Fund’s Board of Trustees (the “Trustees”) have overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operations of the Fund’s business. The Trustees have engaged BlueArc Capital Management, LLC and Keel Point, LLC (the “Co-Advisers”) to provide investment advice regarding the selection of Investment Funds and to be responsible for the day-to-day management of the Fund.

The Fund’s term is perpetual unless it is otherwise dissolved under the terms of its formation documents.

The Fund offers shares of beneficial interest (the “Shares”) on a monthly basis. Shares may be purchased as of the last business day of each month based upon the Fund’s then current net asset value.

The Fund is organized as a closed-end management investment company. Investors do not have the right to require the Fund to redeem their Shares. The Fund may, from time to time, provide liquidity to investors by offering to repurchase Shares pursuant to written tenders by investors. Repurchases will be made at such times, in such amounts and on such terms as may be determined by the Trustees, in their sole discretion. The Co-Advisers anticipate the Fund will offer to repurchase Shares from investors on a quarterly basis, with such repurchases to occur as of each March, June, September and December. The Co-Advisers expect that, generally, each repurchase offer will tender from 5% to 25% of the net assets of the Fund. Each repurchase offer will generally commence approximately 130 days prior to the applicable repurchase date.

2.	Summary of Significant Accounting Policies

The accounting and reporting policies of the Fund have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”), and are expressed in United States dollars. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

The following is a summary of significant accounting and reporting policies followed by the Fund in the preparation of the financial statements.

Federal Income Taxes: The Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) beginning with the filing of the Fund’s income tax return for the tax year ended October 31, 2015. The Fund’s policy is to comply with the provisions of the Code applicable to RICs and to distribute to its unit holders substantially all of its distributable net investment income and net realized gain on investments. In addition, the Fund intends to make distributions as required to avoid excise taxes. Accordingly, no provision for federal income or excise tax has been recorded in these financial statements.

Federal Tax Information: The Fund has adopted a tax year end of October 31 (“Tax year”). As such, the Fund’s tax-basis capital gains and losses will only be determined at the end of each Tax year. Accordingly, tax distributions made prior to October 31, 2015, but after April 30, 2015, will be reflected in the financial statement footnotes for the fiscal year ended April 30, 2016.

Management evaluates the tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions will “more-likely-than -not” be sustained upon examination by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold and that would result in a tax benefit or expense to the Fund would be recorded as a tax benefit or expense in the current year. The Fund has not recognized any tax liability for unrecognized tax benefits or expenses.

BlueArc Multi-Strategy Fund
Notes to the Financial Statements (Continued)(Unaudited)
October 31, 2015

2.	Summary of Significant Accounting Policies (continued)

Cash: Cash consists of monies held at MUFG Union Bank, N.A. (formerly, Union Bank of California, N.A.). Such cash, at times, may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts based on the financial strength of the financial institution. There are no restrictions on the cash held by the Fund.

Short-Term Investments: Short-term investments represent investments in money market funds and are recorded at fair value. Interest income is recorded on the accrual basis.

Investment Transactions: The Fund accounts for realized gains and losses from Investment Funds transactions based upon the pro-rata ratio of the fair value and cost of the underlying Investment Fund at the date of redemption. Interest income and expenses are recorded on the accrual basis.

Dividends and distributions to shareholders: Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. The Fund records dividends and distributions to its shareholders on ex-dividend date. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP.

Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Fair Value of Financial Instruments: The fair value of the Fund’s assets and liabilities which qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets and Liabilities.

3.	Portfolio Valuation

Fair Value Measurements and Disclosures: Fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Under GAAP, a three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observation of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

•	Level 1 – unadjusted quoted prices in active markets for identical financial instruments that the reporting entity has the ability to access at the measurement date.

•	Level 2 – inputs other than quoted prices included within Level 1 that are observable for the financial instrument, either directly or indirectly. For investments measured at net asset value (“NAV”) as of the measurement date, included in this category are investments that can be withdrawn by the Fund at NAV as of the measurement date, or within 90 days from the measurement date.

•	Level 3 – significant unobservable inputs for the financial instrument (including the Fund’s own assumptions in determining the fair value of investments). For investments measured at NAV as of the measurement date, included in this category are investments for which the Fund does not have the ability to redeem at NAV as of the measurement date due to lock up and/or redemption notice period greater than 90 days from the measurement date.

GAAP requires that investments are classified within the level of the lowest significant input considered in determining fair value. In evaluating the level at which the Fund’s investments have been classified, the Fund has assessed factors including, but not limited to, price transparency, the ability to redeem at NAV at the measurement date (within 90 days) and the existence or absence of certain restrictions at the measurement date.

BlueArc Multi-Strategy Fund
Notes to the Financial Statements (Continued)(Unaudited)
October 31, 2015

3.	Portfolio Valuation (continued)

The Investment Funds may have the ability to restrict redemptions from the Fund. Suspensions are generally imposed to prevent the liquidation of the underlying Investment Funds as well as to prevent circumstances where an Investment Fund’s underlying investments become illiquid that there would be serious concern that redeeming investors would be advantaged at the disadvantage of remaining investors. Investments in Investment Funds subject to suspension of redemptions are classified as Level 3 assets.

Lock-up periods require an investor to wait a specified length of time after the initial issuance of Shares before redemption can be granted. It is common for Investment Funds to include lock-up periods in the private placement memorandum to reduce liquidity risk and allow subscriptions proceeds to be invested over an appropriate time horizon. Investments in Investment Funds with lock-up per iods of 90 days or less that are publishing NAVs and redeeming unlocked Shares at the published NAV are classified as Level 2 assets. Investments in Investment Funds with lock-up periods of more than 90 days are classified as Level 3 assets.

The NAV of the Fund is determined by, or at the direction of, the Co-Advisers as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined, from time to time, pursuant to policies established by the Trustees. The Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memorandums, as appropriate. The Fund’s Valuation Committee (the “Committee”) oversees the valuation process of the Fund’s investments. The Fund’s investments in Investment Funds are carried at fair value, which generally represents the Fund’s pro-rata interest in the net assets of each Investment Fund as reported by the administrators and/or investment managers of the underlying Investment Funds. All valuations utilize financial information supplied by each Investment Fund and are net of management and incentive fees or allocations payable to the Investment Funds’ managers or pursuant to the Investment Funds’ agreements. The Fund’s valuation procedures require the Co-Advisers to consider all relevant information available at the time the Fund values its portfolio. The Co-Advisers have assessed factors including, but not limited to, the individual Investment Funds’ compliance with fair value measurements and related accouting, price transparency and valuation procedures in place, and subscription and redemption activity. The Co-Advisers and/or the Trustees will consider such information and consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its NAV as reported or whether to adjust such value. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund’s financial statements. (See Schedule of Portfolio Investments).

The fair value relating to certain underlying investments of these Investment Funds, for which there is no ready market, has been estimated by the respective Investment Funds’ management and is based upon available information in the absence of readily ascertainable fair values and does not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a ready market for the investments existed. These differences could be material.

It is unknown whether the Investment Funds held any investments whereby the Fund’s proportionate share of such investments exceeded 5% of the Fund’s net assets on an aggregate basis at October 31, 2015.

The following table summarizes the valuation of the Fund’s investments, by investment strategy and by the above fair value hierarchy levels, as of October 31, 2015.

Assets	Level 1	Level 2	Level 3	Total
Investments
Multi-Strategy Investment Funds	$—	$—	$—	$79,647,876
Short Term Investments	6,358,997	—	—	6,358,997
Total Investments	$6,358,997	$—	$—	$86,006,873

It is the Fund’s policy to recognize transfers at the end of the reporting period. There were no transfers between any Level during the six months ended October 31, 2015.

The net change in unrealized appreciation is included in net change in unrealized appreciation on investments in Investment Funds on the Statement of Operations.

BlueArc Multi-Strategy Fund
Notes to the Financial Statements (Continued)(Unaudited)
October 31, 2015

3.	Portfolio Valuation (continued)

Management has elected to adopt ASU 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) — a consensus of the Emerging Issues Task Force issued, on May 1, 2015. The guidance in this standard is effective for interim and annual periods beginning after December 15, 2015, however early adoption is permitted. In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amount presented in the table above is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Portfolio Investments.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

Investments in
Investment Funds
Beginning Balance, April 30, 2015	$20,516,154
Purchases of Investment Funds	—
Sales of Investment Funds	(3,679,988)
Net Change in Unrealized Appreciation	(877,312)
Transfers into Level 3	—
Transfers out Level 3	—
Balance, October 31, 2015	$15,958,854

Net unrealized appreciation for investments in Investment Funds still held at October 31, 2015	$(877,312)

4.	Related Party Transactions

The Co-Advisers provide investment advisory services to the Fund pursuant to an investment advisory agreement (the “Agreement”). Pursuant to the Agreement, the Fund pays the Co-Advisers a combined monthly fee (the “Management fee”) at the annual rate of 1.50% of the Fund’s monthly NAV. During the six months ended October 31, 2015, the Co-Advisers earned $634,829 in Management fees, which is included in the Statement of Operations, of which $212,216 remained payable at October 31, 2015.

Each independent Trustee of the Fund receives an annual compensation of $10,000 per year. Total amounts expensed by the Fund related to Trustees services for the six months ended October 31, 2015 were $15,001 and is included in the Statement of Operations.

Unless otherwise voluntarily or contractually assumed by the Co-Advisers or another party, the Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to investment transactions and positions for the Fund’s account; legal fees; accounting, auditing and tax preparation fees; recordkeeping and custodial fees; costs of computing the Fund’s NAV; fees for data and software providers; research expenses; costs of insurance; registration expenses; certain offering costs; expenses of meetings of investors; Trustees’ fees; all costs with respect to communications to investors; transfer taxes and taxes withheld on non-U.S. dividends; interest and commitment fees on loans and debit balances; and other types of expenses as may be approved, from time to time, by the Trustees.

The Co-Advisers and the Fund have entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”) under which the Co-Advisers have agreed contractually to waive their fees and to pay or absorb the ordinary annual operating expenses of the Fund (including organizational and offering expenses, but excluding interest, brokerage commissions, acquired fund fees and expenses, such as those of Investment Funds, and extraordinary expenses), to the extent that they exceed 2.50% per annum of the Fund’s average daily net assets through at least December 31, 2015 (the “Expense Limitation”). In consideration of the Co-Adviser’s agreement to limit the Fund’s expenses, the Fund has agreed to repay the Co-Advisers in the amount of any fees waived and Fund expenses paid or absorbed, subject to the limitations that: (1) the reimbursement for fees and expenses will be made only if payable not more than three years from the end of the fiscal year in which they were incurred; and (2) the reimbursement may not be made if it would cause the Expense Limitation to be exceeded. The Expense Limitation Agreement will remain in effect as described above unless and until the Board approves its modification or termination. This agreement may be terminated only by the Board on 60 days written notice to the Co-Advisers.

BlueArc Multi-Strategy Fund
Notes to the Financial Statements (Continued)(Unaudited)
October 31, 2015

5.	Administration, Custodian Fees and Distribution

Gemini Fund Services, LLC (“Gemini”, or the “Administrator”), serves as the administrator, accounting agent, and transfer agent to the Fund, and in that capacity provides certain administrative, accounting, record keeping, tax and investor related services. For its services as Administrator, the Fund pays Gemini a minimum fee along with annualized tier rate fee based upon the average net assets of the Fund. In addition, the Fund reimburses Gemini for certain out of pocket expenses incurred. A Gemini affiliate, Northern Lights Compliance Services (“NLCS”), provides Chief Compliance Officer services to the Fund. An officer of NLCS is also an officer of the Fund.

MUFG Union Bank, N.A. serves as custodian (the “Custodian”) of the Fund’s assets and provides custodial services for the Fund.

Northern Lights Distributors, LLC, an affiliate of Gemini, acts as the placement agent for the Fund’s Shares on a reasonable efforts basis, subject to various conditions. The Fund also may distribute Shares through other brokers or dealers. The Fund will sell Shares only to Eligible Investors (as defined in the Fund’s Private Offering Memorandum).

6.	Investments in Investment Funds

As of October 31, 2015, the Fund had no investments in Investment Funds that were related parties.

Aggregate purchases and proceeds from sales of investments in Investment Funds for the period ended April 30, 2015 amounted to $8,550,000 and $8,468,499, respectively.

The agreements related to investments in Investment Funds provide for compensation to their general partners/managers in the form of management fees of approximately 1.00% to 2.00% (per annum) of net assets and performance incentive fees or allocations up to approximately 25.00% of net profits earned. Detailed information about the Investment Funds’ portfolios is not available.

7.	Indemnification

Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8.	Repurchase Offer

The Fund makes periodic tender offers (generally quarterly) to repurchase 5% or more of its shares, or at such times and in such amounts as the Trustees may determine. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer, although each shareholder will have the right to require the Fund to purchase up to and including 5% of such shareholder’s shares in each quarterly repurchase. Limited liquidity will be provided to shareholders only through the Fund’s quarterly repurchases. However, the Trustees may temporarily suspend the repurchase program at any time and shareholders cannot require that the Fund repurchase their shares.

BlueArc Multi-Strategy Fund
Notes to the Financial Statements (Continued)(Unaudited)
October 31, 2015

8.	Repurchase Offer (continued)

During the six months ended October 31, 2015, the Fund completed one repurchase offer. In that offer, the Fund offered to repurchase up to 10% of the net assets of the Fund. The results of the repurchase offer was as follows:

Commencement Date	06/17/15
Repurchase Request Deadline	07/15/15
Repurchase Pricing Date	09/30/15
Net Asset Value as of Repurchase Pricing Date	$9.91
Amount Repurchased	$5,490,337
Percentage of Outstanding Share Repurchased	6.55%

9.	Subsequent Events

Subsequent events after the balance sheet date have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

PRIVACY NOTICE
FACTS	WHAT DOES BLUEARC MULTI-STRATEGY FUND DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	■	Social Security number	■	Purchase History

	■	Assets	■	Account Balances

	■	Retirement Assets	■	Account Transactions

	■	Transaction History	■	Wire Transfer Instructions

	■	Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does BlueArc Multi-Strategy Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For non-affiliates to market to you	No	We don’t share

Questions?	Call 1-844-798-3838

Who we are
Who is providing this notice?	BlueArc Multi-Strategy Fund
What we do
How does BlueArc Multi-Strategy Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does BlueArc Multi-Strategy Fund collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tells us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ BlueArc Multi-Strategy Fund does not share with our affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ BlueArc Multi-Strategy Fund does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ BlueArc Multi-Strategy Fund does not jointly market.

How to Obtain Proxy Voting Information

Information regarding how the Fund voted proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-844-798-3838 by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-844-798-3838.

Investment Co-Advisers

BlueArc Capital Management, LLC
One Buckhead Plaza
3060 Peachtree Road, Suite 1600
Atlanta, GA 30305

Keel Point, LLC
100 Church Street, Suite 500
Huntsville, AL 35801

Administrator
Gemini Fund Services, LLC
80 Arkay Drive Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BlueArc Multi-Strategy Fund

By (Signature and Title)	/s/ Ronald Zazworsky, Jr.

Ronald Zazworsky, Jr., Principal Executive Officer

Date     January 8, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ronald Zazworsky, Jr.

Ronald Zazworsky, Jr., Principal Executive Officer

Date     January 8, 2016

By (Signature and Title)	/s/ Steven Skancke

Steven Skancke, Principal Accounting and Financial Officer

Date     January 8, 2016